Discontinued Operation (Details) - Schedule of Discontinued Operations - Discontinued Operations, Held-for-Sale [Member] - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Revenues	$ 698	$ 15,339
Operating costs and expenses	4,575	845,369
Loss from discontinued operations	(3,877)	(830,030)
Other income (expense), net	(28)	9,601
Loss before tax	(3,905)	(820,429)
Income tax provision
Net loss from discontinued operations, net of tax	(3,905)	(820,429)
Loss on sale of discontinued operations, net of taxes	(389,576)
Net loss from disposition subsidiaries	$ (393,481)	$ (820,429)